UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Alpine Ultra Short Tax Optimized Income Fund

Schedule of Portfolio Investments
January 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-98.8%

Alabama-3.7%
	Alabama Housing Finance Authority Revenue, Multi-Family Housing Revenue, Phoenix Apartments Project-Series A (LOC: Regions Bank)
$3,952,000	0.670%, 01/01/2036 (Putable on 02/07/2014) (a)	$3,952,000
	Alabama Port Authority Docks Facilities Revenue (CS: NATL-RE; LOC: Dexia Credit Local)
8,345,000	0.500%, 10/01/2024 (Putable on 02/06/2014) (a)	8,345,000
	Chatom Industrial Development Board Gulf Opportunity Zone Revenue, Powersouth Energy Cooperative-Series A
7,820,000	0.600%, 11/15/2038 (Putable on 05/15/2014) (a)	7,821,486
	Chatom Industrial Development Board Pollution Control Revenue, Powersouth Energy Cooperative-Series C
2,000,000	0.600%, 12/01/2024 (Putable on 06/01/2014) (a)	2,000,580
	Health Care Authority for Baptist Health Revenue-Series B
10,000,000	0.500%, 11/01/2042 (Putable on 02/06/2014) (a)	10,000,000
	Health Care Authority for Baptist Health Revenue-Series B (CS: Assured Guaranty)
3,000,000	0.840%, 11/15/2037 (Putable on 02/07/2014) (a)	3,000,000
	Mobile Downtown Redevelopment Authority Revenue, Lafayette Plaza Hotel Project-Series A (LOC: Regions Bank)
5,575,000	0.550%, 05/01/2032 (Putable on 02/06/2014) (a)	5,575,000
	The Medical Clinic Board of the City of Gulf Shores Revenue, Colonial Pinnacle MOB Project (LOC: Regions Bank)
1,735,000	0.500%, 07/01/2034 (Putable on 02/06/2014) (a)	1,735,000
		42,429,066

Arizona-6.8%
	Arizona Health Facilities Authority Hospital System Revenue, Phoenix Children’s Hospital, Series A
850,000	2.000%, 02/01/2015	861,041
	Cochise County Pollution Control Corp. Revenue, Arizona Electric Power Cooperative, Inc. Project
17,900,000	0.650%, 09/01/2024 (Putable on 03/01/2014) (a)	17,900,716
	Maricopa County Pollution Control Corp. Pollution Control Revenue, Palo Verde Project-Series A
10,775,000	6.000%, 05/01/2029 (Putable on 05/01/2014) (a)	10,914,536
	Phoenix Industrial Development Authority Solid Waste Revenue, Republic Services, Inc. Project
42,000,000	0.700%, 12/01/2035 (Putable on 02/03/2014) (a)	42,000,000
	Yavapai County Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-2
5,140,000	0.850%, 03/01/2028 (Putable on 03/03/2014) (a)	5,141,491
		76,817,784

California-5.6%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities-Series B
670,000	2.000%, 07/01/2014	671,943
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities-Series B
820,000	3.000%, 07/01/2015	834,506
	California Health Facilities Financing Authority Revenue, Children’s Hospital of Los Angeles-Series A
370,000	5.000%, 11/15/2015	387,623
	California Pollution Control Finance Authority Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series A
17,000,000	0.700%, 08/01/2023 (Putable on 02/03/2014) (a)	17,000,000

Principal Amount	Security Description	Value

	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project-Series A
$2,000,000	0.850%, 11/01/2038 (Putable on 05/01/2014) (a)	$2,000,800
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue, P & D Dairy and Poso Creek Family Dairy, LLC Project (LOC: Bank of the West)
3,000,000	1.240%, 05/01/2028 (Putable on 02/06/2014) (a)	3,000,000
	California Statewide Communities Development Authority Industrial Development Revenue- Spratling-Cranor Properties LLC-Series A (LOC: City National Bank)
870,000	1.650%, 06/01/2020 (Putable on 02/05/2014) (a)	870,000
	California Statewide Communities Development Authority Revenue, Episcopal Communities & Services
540,000	2.000%, 05/15/2014	540,826
	California Statewide Communities Development Authority Revenue, Episcopal Communities & Services
545,000	3.000%, 05/15/2015	554,467
	California Statewide Communities Development Authority, Ltd. Obligation Revenue, Bakersfield Reassessment District
1,935,000	2.000%, 09/02/2014 (Putable on 09/02/2014)	1,937,631
	City of Los Angeles Multifamily Housing Revenue, Masselin Manor Project-Series J (LOC: Bank of America N.A.)
5,270,000	0.950%, 07/01/2015 (Putable on 02/06/2014) (a)	5,270,000
	County of Sacramento, Certificates of Participation
6,000,000	5.000%, 02/01/2014	6,000,000
	Foothill-Eastern Transportation Corridor Agency, Toll Road, Revenue (CS: NATL-RE)
4,735,000	5.750%, 01/15/2040 (Putable on 02/01/2014)	4,735,000
	Palomar Pomerado Health Care-Series A, ARN (CS: Assured Guaranty Municipal)
8,425,000	1.200%, 11/01/2036 (Putable on 02/04/2014) (a)	8,425,000
	Palomar Pomerado Health Care-Series B, ARN (CS: Assured Guaranty Municipal)
3,825,000	1.240%, 11/01/2036 (Putable on 02/05/2014) (a)	3,825,000
	Palomar Pomerado Health Care-Series C, ARN (CS: Assured Guaranty Municipal)
7,125,000	1.200%, 11/01/2036 (Putable on 02/06/2014) (a)	7,125,000
		63,177,796

Colorado-0.8%
	Arkansas River Power Authority Power Revenue (CS: XLCA, GTY: Dexia Credit)
9,460,000	0.450%, 10/01/2026 (Putable on 02/06/2014) (a)	9,460,000

Connecticut-0.2%
	City of New Haven, General Obligation Bond-Series B
1,890,000	2.000%, 09/01/2014	1,906,934
	City of West Haven, General Obligation Bond
145,000	4.000%, 08/01/2014	147,410
		2,054,344

Delaware-0.0% *
	Delaware Health Facilities Authority Revenue, Nanticoke Memorial Hospital Project
300,000	4.000%, 07/01/2014	302,526

Florida-5.8%
	City of Tampa Hospital Refunding Revenue, H. Lee Moffitt Cancer Center Project-Series B
250,000	3.000%, 07/01/2014	252,037
	Florida Development Finance Corp., Healthcare Facilities Revenue, UF Health-Jacksonville Project-Series B
30,000,000	1.000%, 02/01/2029 (Putable on 02/06/2014) (a)	30,000,000

Principal Amount	Security Description	Value

	Florida Higher Educational Facilities Financial Authority Revenue, Nova Southeastern University Project-Series A
$155,000	3.000%, 04/01/2014	$155,546
	Florida Higher Educational Facilities Financing Authority Revenue, The University of Tampa Project-Series A
300,000	4.000%, 04/01/2014	301,056
	Miami-Dade County Expressway Authority Toll System Revenue, Series DCL-2012-005 (CS: AMBAC; LOC: Dexia Credit Local)
34,075,000	0.718%, 05/20/2029 (Putable on 02/01/2014) (a)	34,075,000
	Miami-Dade County Industrial Development Authority Revenue, Waste Management, Inc. Project
1,000,000	2.625%, 08/01/2023 (Putable on 08/01/2014) (a)	1,009,380
	Saint Johns County Industrial Development Authority, Coastal Health Care Investor (LOC: SunTrust Bank)
600,000	2.750%, 12/01/2016 (Putable on 02/06/2014) (a)	600,000
		66,393,019

Georgia-1.0%
	Douglas County Development Authority Revenue, Electrical Fiber Systems Project (LOC: Regions Bank)
1,000,000	0.760%, 12/01/2021 (Putable on 02/06/2014) (a)	1,000,000
	Main Street Natural Gas, Inc., Gas Project Revenue-Series B (CS: Merrill Lynch)
500,000	5.000%, 03/15/2014	502,225
	Walker Dade & Catoosa Counties Hospital Authority, Anticipation Certificates, Hutcheson Medical Center (LOC: Regions Bank)
9,430,000	0.500%, 10/01/2028 (Putable on 02/06/2014) (a)	9,430,000
		10,932,225

Guam-0.1%
	Guam International Airport Authority Revenue-Series A
100,000	3.000%, 10/01/2014	101,092
	Guam International Airport Authority Revenue-Series B
150,000	3.000%, 10/01/2014	151,638
	Guam International Airport Authority Revenue-Series C
500,000	3.000%, 10/01/2014	503,460
		756,190

Hawaii-0.7%
	Hawaii Health System Corp. Maui Regional System Revenue, Bond Anticipation Notes,-Series 2013
5,000,000	2.250%, 02/01/2015	5,002,200
	Hawaii Housing Finance & Development Corp., Multifamily Housing Revenue, Wilikina Apartments Project-Series B
2,750,000	1.000%, 06/01/2014	2,750,303
		7,752,503

Illinois-6.2%
	Chicago Board of Education,-Series -DCL-2012-001 (LOC: Dexia Credit Local)
63,470,000	0.918%, 12/01/2034 (Putable on 02/01/2014) (a)	63,470,000
	Illinois Development Finance Authority Industrial Development Revenue, Durex Industries Project (LOC: RBS Citizens N.A.)
2,165,000	0.550%, 12/01/2023 (Putable on 02/06/2014) (a)	2,165,000
	Springfield Airport Authority, Allied-Signal, Inc. Project
4,400,000	5.000%, 09/01/2018 (Putable on 02/05/2014) (a)	4,400,000
		70,035,000

Principal Amount	Security Description	Value

Indiana-6.8%
	City of Indianapolis Industrial Development Revenue, Joint Clutch Service (LOC: PNC Bank N.A.)
$1,000,000	0.970%, 12/01/2014 (Putable on 02/06/2014) (a)	$1,000,000
	Indiana Finance Authority Economic Development Revenue, Republic Services, Inc., Project-Series A
10,000,000	0.620%, 05/01/2034 (Putable on 03/03/2014) (a)	10,002,000
	Indiana Finance Authority Environmental Improvement Revenue, Mittal Steel U.S.A, Inc., Project (LOC: Banco Bilbao Vizcaya Argentaria)
6,435,000	0.550%, 08/01/2030 (Putable on 02/05/2014) (a)	6,435,000
	Indiana Finance Authority, Multifamily HSG Revenue (LIQ FAC: Citigroup; CitiGroup Financial Gty)
59,835,000	1.000%, 10/26/2017 (Putable on 02/06/2014) (a)	59,835,000
		77,272,000

Iowa-0.1%
	Iowa Higher Education Loan Authority Revenue, University Dubuque-Series A
1,200,000	3.000%, 05/15/2014	1,207,260

Kansas-0.2%
	City of Dodge City Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.)
1,000,000	1.240%, 03/01/2027 (Putable on 02/06/2014) (a)	1,000,000
	City of Liberal KS Industrial Development Revenue, Farmland National Beef Packing Co., L.P. Project (LOC: Rabobank Int.)
1,000,000	1.240%, 02/01/2029 (Putable on 02/06/2014) (a)	1,000,000
		2,000,000

Kentucky-0.7%
	Lexington-Fayette Urban County Government Revenue, Richmond Place Associates, L.P Project (LOC: Bank of America N.A.)
2,000,000	0.650%, 04/01/2015 (Putable on 04/01/2014) (a)	2,000,000
	Pulaski County Solid Waste Disposal Revenue, National Rural Utilities-East Kentucky Power-Series B
6,000,000	0.650%, 08/15/2023 (Putable on 02/15/2014) (a)	6,000,120
		8,000,120

Louisiana-2.4%
	Louisiana Citizens Property Insurance Corp. Assessment Revenue,
250,000	2.000%, 06/01/2014 (Putable on 06/01/2014)	250,857
	Louisiana Housing Finance Agency Revenue, Multifamily Housing Restoration-Series A (LOC: Regions Bank)
2,050,000	0.700%, 12/01/2032 (Putable on 02/06/2014) (a)	2,050,000
	Louisiana Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Loan B (LOC: Capital One Bank N.A.)
2,625,000	0.620%, 07/01/2033 (Putable on 02/06/2014) (a)	2,625,000
	Louisiana Public Facilities Authority Revenue, Equipment & Capital Facilities Pooled-Series B (LOC: Capital One Bank N.A.)
865,000	0.620%, 07/01/2033 (Putable on 02/06/2014) (a)	865,000
	North Webster Parish Industrial Development Revenue, CSP Project (LOC: Regions Bank)
1,630,000	2.150%, 09/01/2021 (Putable on 02/06/2014) (a)	1,630,000

Principal Amount	Security Description	Value

	Ouachita Parish Industrial Development Board, Garrett Manufacturing LLC (LOC: Regions Bank)
$1,320,000	0.760%, 12/01/2016 (Putable on 02/06/2014) (a)	$1,320,000
	Plaquemines LA Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A, (LOC: Wells Fargo Bank N.A.)
18,500,000	1.000%, 03/15/2025 (Putable on 03/17/2014) (a)	18,501,850
		27,242,707

Maryland-0.0% *
	Maryland Economic Development Corp. Student Housing Revenue, Morgan State University Project
250,000	3.000%, 07/01/2014 (Putable on 07/01/2014)	250,940

Massachusetts-0.5%
	Massachusetts Development Finance Agency, Waste Management, Inc.-Series B
1,000,000	2.125%, 12/01/2029 (Putable on 12/01/2015) (a)	1,011,910
	Massachusetts Housing Finance Agency Revenue,-Series 2970 (CS: Assured Gty; Liq Gty: Morgan Stanley Bank)
4,966,051	0.840%, 07/01/2025 (Putable on 02/06/2014) (a)	4,966,051
		5,977,961

Michigan-2.1%
	City of Detroit Sewage Disposal System Revenue-Series A
1,000,000	5.000%, 07/01/2014	1,001,310
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series 1182 (CS: Assured Guaranty; LOC: Rabobank Int.)
7,900,000	1.040%, 07/01/2029 (Putable on 02/06/2014) (a)	7,900,000
	City of Detroit Sewage Disposal System Revenue, Senior Lien-Series A (CS: Assured Guaranty)
300,000	5.000%, 07/01/2015	300,132
	Detroit Wayne County Stadium Authority Revenue, Wayne County Limited Tax General Obligation
250,000	5.000%, 10/01/2014	255,035
	Michigan Finance Authority Revenue, Crittenton Hospital Medical Center-Series A
1,000,000	4.000%, 06/01/2014	1,009,120
	Michigan Finance Authority Revenue, Detroit School District
500,000	4.000%, 06/01/2014	505,280
	Michigan Finance Authority Revenue, Detroit School District
1,200,000	5.000%, 06/01/2014	1,216,524
	Michigan Finance Authority, St. AID Revenue-Series C
10,000,000	4.375%, 08/20/2014	10,091,400
	Michigan Strategic Fund Limited Obligations Revenue, Waste Management, Inc. Project
2,000,000	1.500%, 08/01/2027 (Putable on 08/01/2014) (a)	2,007,800
		24,286,601

Mississippi-7.0%
	Mississippi Business Finance Corp. Revenue, PSL-North America LLC Project-Series A (LOC: ICICI Bank)
68,000,000	2.570%, 11/01/2032 (Putable on 02/06/2014) (a)	68,000,000
	Mississippi Business Finance Corp., Hattiesburg Clinic Professional Association Project (LOC: Regions Bank)
6,495,000	0.500%, 11/01/2026 (Putable on 02/06/2014) (a)	6,495,000
	Mississippi Business Finance Corp., Tri-State Truck Center, Inc. Project (LOC: Regions Bank)
4,680,000	0.550%, 03/01/2033 (Putable on 02/06/2014) (a)	4,680,000
		79,175,000

Principal Amount	Security Description	Value

Missouri-0.3%
	Missouri Health & Educational Facilities Authority Health Facilities Revenue, Freeman Health System
$1,245,000	5.000%, 02/15/2015	$1,282,935
	Missouri Health & Educational Facilities Authority Revenue, St. Louis College of Pharmacy Project
1,930,000	2.000%, 05/01/2014 (Putable on 05/01/2014)	1,936,794
		3,219,729

Montana-0.7%
	City of Livingston, Revenue Anticipation Notes, Livingston Healthcare Project-Series 2013
8,000,000	2.000%, 12/01/2015	8,005,120

Nebraska-0.1%
	Central Plains Energy Project, Gas Project Revenue Project No. 3 (CS: Goldman Sachs)
655,000	4.000%, 09/01/2014	666,443

New Hampshire-0.1%
	New Hampshire Health & Education Facilities Authority Revenue, Catholic Medical Center
1,000,000	4.000%, 07/01/2014	1,010,910

New Jersey-7.4%
	City of Atlantic City, Bond Anticipation Notes-Series 2014
6,400,000	1.750%, 02/03/2015	6,439,360
	City of Newark, General Obligation Notes-Series B
4,500,000	1.500%, 06/26/2014	4,513,950
	City of Newark, General Obligation Notes-Series D
7,000,000	1.500%, 06/26/2014	7,021,840
	City of Newark, General Obligation Notes-Series E
5,119,000	1.500%, 12/10/2014	5,146,643
	City of Newark, School Promissory Notes-Series C
1,000,000	1.500%, 06/26/2014	1,003,100
	City of Newark, Tax Anticipation Notes-Series A
5,454,000	1.500%, 02/20/2014	5,455,527
	New Jersey Economic Development Authority Revenue, Arbor Glen of Bridgewater Project (LOC: Sovereign Bank N.A.)
9,795,000	0.720%, 05/15/2033 (Putable on 02/06/2014) (a)	9,795,000
	New Jersey Economic Development Authority Revenue, Port Newark Container Terminal LLC Project-Series-B (LOC: Sovereign Bank N.A.)
36,300,000	1.010%, 07/01/2030 (Putable on 02/05/2014) (a)	36,300,000
	New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health-Series A
480,000	4.000%, 07/01/2015	499,906
	New Jersey Health Care Facilities Financing Authority Revenue, Palisades Medical Center Obligation Group
1,290,000	4.000%, 07/01/2014	1,300,346
	New Jersey Higher Education Student Assistance Authority Senior Student Loan Revenue-Series-1A
500,000	4.000%, 12/01/2014	515,135
	Township of Irvington, General Obligation Notes
2,225,800	2.250%, 06/20/2014	2,230,318
	Township of Lyndhurst, Bond Anticipation Notes
3,320,000	1.750%, 03/20/2014	3,324,681
	Trenton Parking Authority Revenue, City Guaranteed-Series A (CS: Assured Guaranty Municipal)
425,000	1.500%, 04/01/2014	425,382
		83,971,188

Principal Amount	Security Description	Value

New York-10.8%
	City of Glen Cove, Bond Anticipation Notes-Series A
$5,385,000	1.500%, 10/01/2014	$5,394,855
	City of Poughkeepsie, Bond Anticipation Notes-Series C
6,110,000	1.875%, 04/22/2014	6,121,426
	City of Yonkers General Obligation Bond-Series A
500,000	2.000%, 07/01/2014	502,850
	City of Yonkers General Obligation Bond-Series A
1,530,000	4.000%, 07/01/2015	1,596,524
	City of Yonkers General Obligation Bond-Series C
1,000,000	2.000%, 08/15/2014	1,007,420
	City of Yonkers General Obligation Bond-Series C
1,000,000	4.000%, 08/15/2015	1,047,240
	Nassau County Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital Project
385,000	4.000%, 07/01/2014	389,974
	Nassau County Local Economic Assistance Corp. Revenue, Winthrop University Hospital Association Project
1,000,000	4.000%, 07/01/2014	1,013,290
	New York City Industrial Development Agency Airport Facilities Revenue, TRIPs Obligated Group-Series A
1,000,000	5.000%, 07/01/2014	1,011,620
	New York Dormitory Authority Revenue, Long Island University
1,285,000	3.000%, 09/01/2014	1,299,109
	Prattsburgh Central School District, Bond Anticipation Notes
3,734,732	1.000%, 06/27/2014	3,735,143
	Rockland County, Bond Anticipation Notes-Series A
175,000	2.000%, 04/09/2014	175,103
	Rockland County, Bond Anticipation Notes-Series B
2,350,000	2.000%, 06/05/2014	2,359,682
	Rockland County, Bond Anticipation Notes-Series C
2,000,000	2.250%, 04/09/2014	2,005,460
	Rockland County, General Obligation Bond-Series B
500,000	3.000%, 12/15/2014	509,765
	Rockland County, Revenue Anticipation Notes-Series B
31,500,000	1.750%, 06/27/2014	31,622,220
	Rockland County, Tax Anticipation Notes
18,000,000	2.250%, 03/14/2014	18,030,600
	Suffolk County, Tax Anticipation Notes-Series I
28,000,000	1.500%, 08/14/2014	28,115,360
	Town of Oyster Bay, Bond Anticipation Notes-Series B
2,500,000	5.000%, 08/08/2014	2,554,825
	Town of Ramapo, Bond Anticipation Notes
10,000,000	4.700%, 05/28/2014	10,037,300
	Ulster County Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp.-Woodland Pond At New Paltz Project-Series C (LOC: Sovereign Bank N.A.)
4,250,000	0.720%, 09/15/2037 (Putable on 02/06/2014) (a)	4,250,000
	Westchester Tobacco Asset Securitization Corp.
500,000	5.000%, 06/01/2026	490,950
		123,270,716

North Carolina-0.6%
	North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, Republic Services, Inc. Project-Series B
7,000,000	0.600%, 12/01/2020 (Putable on 03/01/2014) (a)	7,000,140

Principal Amount	Security Description	Value

Ohio-2.5%
	City of Marysville, Tax Increment Financing Revenue Notes, Coleman’s Crossing Development (LOC: Fifth Third Bank)
$3,005,000	2.250%, 08/27/2014	$3,028,589
	City of Marysville, Tax Increment Financing Revenue, City Gate Development (LOC: Fifth Third Bank)
1,415,000	2.250%, 08/27/2014	1,426,108
	Columbus Regional Airport Authority Revenue, West Bay Apartments Project (CS: Vesta West Bay LLC; LOC: Sovereign Bank N.A.)
7,230,000	0.780%, 12/01/2034 (Putable on 02/06/2014) (a)	7,230,000
	Fairfield County Hospital Facilities Revenue, Fairfield Medical Center Project
475,000	3.000%, 06/15/2014	477,636
	Ohio Air Quality Development Authority Revenue, Columbus Southern Power Co.-Series A
7,000,000	5.700%, 02/01/2014	7,000,000
	Ohio Water Development Authority, Solid Waste Revenue, Waste Management Project
9,000,000	2.250%, 11/01/2022 (Putable on 11/02/2015) (a)	9,156,060
		28,318,393

Oklahoma-0.0% *
	Comanche County Hospital Authority Revenue,-Series A
250,000	4.000%, 07/01/2014 (Putable on 07/01/2014)	251,903

Oregon-0.0% *
	Multnomah County Hospital Facilities Authority Revenue, Terwilliger Plaza, Inc.
150,000	2.000%, 12/01/2014	150,255

Pennsylvania-2.0%
	Allegheny County Airport Authority Revenue (CS: NATL-RE; LOC: Dexia Credit Local)
5,080,000	0.430%, 01/01/2022 (Putable on 02/06/2014) (a)	5,080,000
	Allegheny County Airport Authority Revenue (CS: NATL-RE; LOC: Dexia Credit Local)
5,220,000	0.500%, 01/01/2021 (Putable on 02/06/2014) (a)	5,220,000
	Lancaster Industrial Development Authority Revenue, Garden Spot Village Project
455,000	3.000%, 05/01/2014	457,379
	Northampton County Industrial Development Authority Revenue, Morningstar Senior Living, Inc. Project
270,000	2.400%, 07/01/2014	269,984
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue, Waste Management, Inc.
10,000,000	1.000%, 08/01/2045 (Putable on 02/03/2014)	10,000,000
	Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue, Waste Management, Inc.
2,000,000	1.750%, 12/01/2033 (Putable on 12/01/2015) (a)	2,013,980
		23,041,343

Puerto Rico-6.8%
	Commonwealth of Puerto Rico General Obligation Bonds-Series A
4,365,000	5.250%, 07/01/2014	4,357,230
	Commonwealth of Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, International American University Project
500,000	4.000%, 10/01/2014	503,175
	Commonwealth of Puerto Rico, General Obligation Bonds
750,000	6.500%, 07/01/2014	753,143
	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE)
725,000	5.500%, 07/01/2014	727,124

Principal Amount	Security Description	Value

	Commonwealth of Puerto Rico, General Obligation Bonds-Series A-2 (CS: Assured Guaranty; SPA: JPMorgan Chase Bank NA)
$14,915,000	1.250%, 07/01/2029 (Putable on 02/06/2014) (a)	$14,915,000
	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE)
8,000,000	4.750%, 12/01/2015	7,838,880
	Puerto Rico Electric Power Authority-Series JJ (CS: NATL-RE)
900,000	5.250%, 07/01/2014	901,746
	Puerto Rico Electric Power Authority-Series WW
3,800,000	5.250%, 07/01/2014	3,735,514
	Puerto Rico Highways & Transportation Authority Revenue,-Series 2148 (CS: Assured Guaranty; SPA: Morgan Stanley)
11,120,000	1.190%, 07/01/2041 (Putable on 02/06/2014) (a)	11,120,000
	Puerto Rico Highways & Transportation Authority Transportation Revenue (CS: CIFG; LOC: Dexia Credit Local)
8,780,000	0.610%, 07/01/2041 (Putable on 02/06/2014) (a)	8,780,000
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
250,000	3.000%, 10/01/2014	247,678
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, Universidad Sacred Heart Project
250,000	4.000%, 10/01/2015	248,135
	Puerto Rico Municipal Finance Agency Revenue-Series B (CS: Assured Guaranty Municipal)
1,000,000	5.000%, 07/01/2014	1,003,430
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series H (CS: FGIC, Commonwealth of Puerto Rico)
2,425,000	5.250%, 07/01/2014	2,419,738
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series M
4,905,000	5.750%, 07/01/2014	4,904,019
	University of Puerto Rico Revenue-Series P
5,000,000	5.000%, 06/01/2014	4,912,700
	University of Puerto Rico Revenue-Series Q
5,585,000	5.000%, 06/01/2014	5,487,486
	University of Puerto Rico Revenue-Series Q
4,835,000	5.000%, 06/01/2015	4,513,327
		77,368,325

Rhode Island-0.1%
	Rhode Island Economic Development Corp. Revenue, Airport Revenue-Series C
500,000	3.000%, 07/01/2014	504,525
	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing Revenue, Lifespan Obligated Group Issue-Series A (CS: Assured Guaranty Municipal)
900,000	5.000%, 05/15/2015	949,725
		1,454,250

Tennessee-2.6%
	Lewisburg Industrial Development Board Solid Waste Disposal Revenue, Waste Management, Inc. of Tennessee Project
17,000,000	0.700%, 07/02/2035 (Putable on 02/03/2014) (a)	17,000,000
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, The Blakeford at Green Hills,
170,000	2.000%, 07/01/2014	170,444
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Wedgewood-Series A (LOC: Regions Bank)
2,830,000	0.700%, 06/01/2034 (Putable on 02/07/2014) (a)	2,830,000

Principal Amount	Security Description	Value

	Metropolitan Government Nashville & Davidson County Industrial Development Board Exempt Revenue, Waste Management, Inc. of Tennessee Project
$6,000,000	1.500%, 08/01/2031 (Putable on 08/01/2014) (a)	$6,023,400
	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Rodgers Welch Venture (LOC: Regions Bank)
3,800,000	2.200%, 12/01/2014 (Putable on 02/04/2014) (a)	3,800,000
		29,823,844

Texas-7.6%
	Harris County Industrial Development Corp. Solid Waste Disposal Revenue, Deer Park Refining Ltd. Partnership Project
2,000,000	0.470%, 03/01/2023 (Putable on 02/03/2014) (a)	2,000,000
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue, Waste Management, Inc.
10,000,000	1.500%, 08/01/2020 (Putable on 08/01/2014) (a)	10,039,000
	Port of Port Arthur Texas Navigation District, Environmental Facilities Revenue, Motiva Enterprises LLC Project-Series A
2,800,000	0.420%, 04/01/2040 (Putable on 02/03/2014) (a)	2,800,000
	Port of Port Arthur Texas Navigation District, Environmental Facilities Revenue, Motiva Enterprises LLC Project-Series E
41,100,000	0.410%, 11/01/2040 (Putable on 02/03/2014) (a)	41,100,000
	Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue,-Series 2012 (CS: Macquarie Group Ltd.)
1,500,000	5.000%, 12/15/2014	1,545,375
	Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue,-Series 2012 (CS: Macquarie Group Ltd.)
2,000,000	5.000%, 12/15/2015	2,123,400
	Texas Transportation Commission Turnpike System Revenue,-Series B
9,000,000	1.250%, 08/15/2042 (Putable on 02/15/2015) (a)	9,048,690
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series A (LOC: Compass Bank)
13,190,000	0.660%, 06/01/2038 (Putable on 02/06/2014) (a)	13,190,000
	Weslaco Health Facilities Development Corp., Knapp Medical Center-Series B (LOC: Compass Bank)
4,155,000	0.660%, 06/01/2031 (Putable on 02/06/2014) (a)	4,155,000
		86,001,465

Virginia-6.3%
	Capital Beltway Funding Corp., Hot Lanes-Series B (LOC: Banco Espirito Santo SA)
70,350,000	1.000%, 12/31/2047 (Putable on 02/06/2014) (a)	70,350,000
	Gloucester County Industrial Development Authority Solid Waste Disposal Revenue, Waste Management, Inc.
1,000,000	5.125%, 09/01/2038 (Putable on 05/01/2014) (a)	1,010,580
		71,360,580

Wyoming-0.2%
	Gillette Environmental Improvement Revenue, Black Hills Power and Light Co.-Series A
2,855,000	0.750%, 06/01/2024 (Putable on 02/05/2014) (a)	2,855,000

	Total Municipal Bonds (Cost $1,123,976,322)	1,123,292,646

Shares

Money Market Funds-0.0% *

31,312	BlackRock Liquidity Funds: MuniCash Portfolio, 0.01%	31,312

	Total Money Market Funds (Cost $31,312)	31,312

Shares	Security Description	Value

	Total Investments (Cost $1,124,007,634)-98.8%	$1,123,323,958
	Other Assets in Excess of Liabilities-1.2%	14,215,378

	TOTAL NET ASSETS 100.0%	$1,137,539,336

Percentages are stated as a percent of net assets.
* Amount is less than 0.05%.
(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2014.
ARN-Auction Rate Note
CS-Credit Support
CSP-Continental Structural Plastics
FGIC-Federal Guaranty Insurance Co.
LIQ FAC-Liquidity Facility
LOC-Letter of Credit
NA-North America
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SPA-Standby Purchase Agreement
XLCA-XI Capital Assurance, Inc.

Alpine Municipal Money Market Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Principal Amount	Security Description	Value

Municipal Bonds-99.7%

Alabama-0.2%
	Mobile AL Industrial Development Board Pollution Control Revenue, Alabama Power Co., Barry Plant Project
$355,000	0.450%, 07/15/2034 (Putable on 09/23/2014) (a)	$355,000

California-0.8%
	California Pollution Control Financing Authority Solid Waste Disposal Revenue, Alameda County Industries AR, Inc. Project (LOC: Bank of West)
1,000,000	0.130%, 06/01/2037 (Putable on 02/07/2014) (a)	1,000,000
	Los Angeles Regional Airports Improvement Corp. Lease Revenue, Los Angeles International Airport (LOC: Societe Generale)
350,000	0.420%, 12/01/2015 (Putable on 02/07/2014) (a)	350,000
		1,350,000

Colorado-9.3%
	Colorado Housing & Finance Authority Economic Development Revenue, Monaco LLC-Series A (LOC: UMB Bank N.A.)
2,790,000	0.190%, 12/01/2027 (Putable on 02/07/2014) (a)	2,790,000
	Colorado Housing & Finance Authority Economic Development Revenue, Pacific Instruments Project (LOC: Wells Fargo Bank N.A.)
2,150,000	0.250%, 08/01/2020 (Putable on 02/07/2014) (a)	2,150,000
	Colorado Housing & Finance Authority Economic Development Revenue, Popiel Properties LLC Project-Series A (LOC: UMB Bank N.A.)
2,245,000	0.290%, 12/01/2029 (Putable on 02/07/2014) (a)	2,245,000
	Midcities Colorado Metropolitan District No. 1 Special Revenue-Series B (LOC: BNP Paribas)
200,000	0.160%, 12/01/2031 (Putable on 02/07/2014) (a)	200,000
	Traer Creek Metropolitan District Revenue, In the Town of Avon (LOC: BNP Paribas)
8,260,000	0.180%, 10/01/2021 (Putable on 02/07/2014) (a)	8,260,000
		15,645,000

Florida-3.8%
	Broward County Housing Finance Authority Multi Revenue, Sailboat Bend Artist Lofts Project (LOC: Citibank N.A.)
750,000	0.260%, 04/15/2038 (Putable on 02/07/2014) (a)	750,000
	Manatee County Industrial Development Revenue, Gaemmerler U.S. Corp. (LOC: Wells Fargo Bank N.A.)
3,420,000	0.250%, 10/01/2035 (Putable on 02/07/2014) (a)	3,420,000
	Sarasota County Industrial Development Revenue, Tervis Tumbler Co. (LOC: Bank of America N.A.)
2,220,000	0.260%, 11/01/2024 (Putable on 02/07/2014) (a)	2,220,000
		6,390,000

Georgia-0.9%
	Rome-Floyd County Development Authority Revenue, Steel King Industries, Inc. Project (LOC: BMO Harris Bank N.A.)
1,600,000	0.200%, 07/01/2020 (Putable on 02/07/2014) (a)	1,600,000

Principal Amount	Security Description	Value

Illinois-10.5%
	City of Chicago, Deutsche Bank Spears/Lifers Trust, Various States Gold-Series DBE-494 (CS: Deutsche Bank AG)
$7,970,000	0.190%, 01/01/2029 (Putable on 02/07/2014) (a)(b)	$7,970,000
	City of East Moline, Rock Island County Industrial Development Revenue, Elliott Aviation (LOC: U.S. Bank N.A.)
1,120,000	0.210%, 12/01/2019 (Putable on 02/07/2014) (a)	1,120,000
	Des Plaines Industrial Development Revenue, MMP Properties LLC (LOC: JPMorgan Chase Bank)
500,000	0.290%, 10/01/2018 (Putable on 02/07/2014) (a)	500,000
	Elmhurst Industrial Development Revenue, John Sakash Co., Inc. Project (LOC: Bank of America N.A.)
1,100,000	0.260%, 02/01/2025 (Putable on 02/07/2014) (a)	1,100,000
	Illinois Finance Authority Industrial Development Revenue, 2500 DevelGroup LLC-Series A (LOC: JPMorgan Chase Bank)
875,000	0.280%, 01/01/2021 (Putable on 02/07/2014) (a)	875,000
	Illinois Finance Authority Industrial Development Revenue, Alpha Beta Press, Inc.-Series A (LOC: JPMorgan Chase Bank)
955,000	0.290%, 06/01/2020 (Putable on 02/07/2014) (a)	955,000
	Illinois Finance Authority Industrial Development Revenue, Church Road Partnership (LOC: JPMorgan Chase Bank)
345,000	0.290%, 10/01/2017 (Putable on 02/07/2014) (a)	345,000
	Illinois Finance Authority Industrial Development Revenue, Industrial Steel Construction, Inc. (LOC: JPMorgan Chase Bank)
1,875,000	0.290%, 07/15/2023 (Putable on 02/07/2014) (a)	1,875,000
	Illinois Finance Authority Industrial Development Revenue, Merug LLC-Series B (LOC: JPMorgan Chase Bank)
495,000	0.290%, 12/01/2018 (Putable on 02/07/2014) (a)	495,000
	Village of Hanover Park Industrial Development Revenue, Spectra-Tech, Inc. Project (LOC: BMO Harris Bank N.A.)
335,000	0.490%, 08/01/2017 (Putable on 02/07/2014) (a)	335,000
	Village of Woodridge, DuPage, Will & Cook Counties Industrial Development Revenue, Home Run Inn Frozen Food (LOC: JPMorgan Chase Bank)
2,250,000	0.290%, 10/01/2025 (Putable on 02/07/2014) (a)	2,250,000
		17,820,000

Indiana-4.5%
	City of South Bend Economic Development Revenue, Dynamic R.E.H.C., Inc. Project (LOC: KeyBank N.A.)
585,000	0.700%, 09/01/2020 (Putable on 02/07/2014) (a)	585,000
	Indiana Development Finance Authority Development Revenue, TTP, Inc. Project (LOC: Bank of America N.A.)
1,970,000	0.210%, 02/01/2026 (Putable on 02/07/2014) (a)	1,970,000
	Posey County Economic Development Revenue, Midwest Fertilizer Corp. Project-Series A
5,000,000	0.550%, 07/01/2046 (Putable on 04/10/2014) (a)	5,000,000
		7,555,000

Kentucky-2.1%
	Kenton County Airport Board, Special Facilities Revenue, FlightSafety International, Inc. Project-Series A (CS: Berkshire Hathaway, Inc.)
3,600,000	0.050%, 06/01/2021 (Putable on 02/07/2014) (a)	3,600,000

Louisiana-2.4%
	Caddo-Bossier Parishes Port Commission Revenue, Oakley Louisiana, Inc. (LOC: Bank of America N.A.)
2,635,000	0.340%, 01/01/2028 (Putable on 02/07/2014) (a)	2,635,000

Principal Amount	Security Description	Value

	Plaquemines LA Port Harbor & Terminal District Revenue, International Marine Terminal Project-Series A, (LOC: Wells Fargo Bank N.A.)
$1,500,000	1.000%, 03/15/2025 (Putable on 03/17/2014) (a)	$1,500,000
		4,135,000

Michigan-8.4%
	Michigan Strategic Fund Limited Obligation Revenue, Dawnbreakers LLC (LOC: Fifth Third Bank)
790,000	0.210%, 05/01/2018 (Putable on 02/07/2014) (a)	790,000
	Michigan Strategic Fund Limited Obligation Revenue, Envelope Printery, Inc. (LOC: Fifth Third Bank)
1,400,000	0.210%, 03/01/2027 (Putable on 02/07/2014) (a)	1,400,000
	Michigan Strategic Fund Limited Obligation Revenue, Glastender, Inc. (LOC: JPMorgan Chase Bank)
5,845,000	0.190%, 11/01/2023 (Putable on 02/07/2014) (a)	5,845,000
	Michigan Strategic Fund Limited Obligation Revenue, Sacred Heart Rehabilitation Center (LOC: Fifth Third Bank)
5,600,000	0.190%, 03/01/2037 (Putable on 02/07/2014) (a)	5,600,000
	Michigan Strategic Fund Limited Obligation Revenue, Warren Screw Products, Inc. (LOC: JPMorgan Chase Bank)
300,000	0.490%, 09/01/2016 (Putable on 02/07/2014) (a)	300,000
	Sterling Heights Economic Development Corp. Revenue, Kunath Enterprises LLC (LOC: JPMorgan Chase Bank)
200,000	0.490%, 02/01/2016 (Putable on 02/07/2014) (a)	200,000
		14,135,000

New Jersey-6.4%
	Borough of Glassboro, Bond Anticipation Notes-Series B
5,626,560	0.500%, 03/20/2014	5,627,988
	Burlington County Bridge Commission Revenue, Lutheran Home at Moorestown Project-Series A (LOC: TD Bank N.A.)
1,120,000	0.090%, 12/01/2025 (Putable on 02/07/2014) (a)	1,120,000
	Hudson County Improvement Authority, Guaranteed Pooled Notes-Series Q-1
3,000,000	2.000%, 07/25/2014	3,019,178
	Hudson County Improvement Authority, Guaranteed Pooled Notes-Series S-1
1,000,000	1.000%, 12/10/2014	1,005,103
		10,772,269

New Mexico-3.2%
	Albuquerque Industrial Development Revenue, Karsten Co.-Series A (LOC: U.S. Bank N.A.)
380,000	0.170%, 12/01/2017 (Putable on 02/07/2014) (a)	380,000
	Santa Fe County Education Facility Revenue, Archdioceses of Santa Fe School Project-Series A (LOC: U.S. Bank N.A.)
5,000,000	0.190%, 06/01/2028 (Putable on 02/07/2014) (a)	5,000,000
		5,380,000

New York-5.8%
	City of New York General Obligation Bond Unlimited-Series A-4 (LOC: KBC Bank NV)
7,400,000	0.050%, 08/01/2038 (Putable on 02/03/2014) (a)	7,400,000
	Erie County Industrial Development Agency Revenue, Heritage Centers Project (LOC: KeyBank N.A.)
865,000	0.200%, 09/01/2018 (Putable on 02/07/2014) (a)	865,000
	Nassau County, Tax Anticipation Notes-Series A
1,000,000	2.000%, 09/15/2014	1,008,991

Principal Amount	Security Description	Value

	New York City Industrial Development Agency, Allway Tools, Inc. (LOC: Citibank N.A.)
$560,000	0.340%, 08/01/2017 (Putable on 02/07/2014) (a)	$560,000
		9,833,991

North Carolina-4.2%
	Davidson County Industrial Facilities & Pollution Control Financing Authority Revenue, Dieboid, Inc. (LOC: Bank of America N.A.)
7,100,000	0.310%, 06/01/2017 (Putable on 02/07/2014) (a)	7,100,000

Ohio-1.3%
	City of Marysville, Tax Increment Financing Revenue, City Gate Development (LOC: Fifth Third Bank)
200,000	2.250%, 08/27/2014	200,837
	Stark County Industrial Development Authority, H-P Products, Inc. (LOC: KeyBank N.A.)
1,995,000	0.200%, 06/01/2018 (Putable on 02/07/2014) (a)	1,995,000
		2,195,837

Pennsylvania-2.4%
	Washington County Hospital Authority Revenue, Washington Hospital-Series A (LOC: PNC Bank N.A.)
4,000,000	0.500%, 07/01/2037 (Putable on 07/01/2014) (a)	4,000,000

South Carolina-1.4%
	South Carolina Jobs-Economic Development Authority, Dorris Properties LLC Project (LOC: TD Bank N.A.)
2,400,000	0.120%, 07/01/2032 (Putable on 02/07/2014) (a)	2,400,000

Tennessee-5.7%
	Hendersonville Industrial Development Board-Series A (LOC: Fifth Third Bank)
7,500,000	0.190%, 05/01/2036 (Putable on 02/07/2014) (a)	7,500,000
	Union City Industrial Development Board, Industrial Development Revenue, Kohler Co. Project (LOC: Wells Fargo Bank N.A.)
2,100,000	0.250%, 10/01/2020 (Putable on 02/07/2014) (a)	2,100,000
		9,600,000

Texas-12.9%
	Dallam County Industrial Development Corp., Rick & Janice Van Ryan (LOC: Wells Fargo Bank N.A.)
2,600,000	0.240%, 07/01/2037 (Putable on 02/07/2014) (a)	2,600,000
	Fort Bend County Industrial Development Corp., Aaron Rents, Inc. (LOC: Wells Fargo Bank N.A.)
3,250,000	0.250%, 01/01/2026 (Putable on 02/07/2014) (a)	3,250,000
	Jefferson County Industrial Development Corp. Revenue, Jefferson Refinery LLC-Series A (CS: Branch Bank & Trust)
8,000,000	0.650%, 12/01/2040 (Putable on 04/15/2014) (a)	8,000,000
	Port of Corpus Christi Authority of Nueces County, Solid Waste Disposal Revenue, Flint Hills Resources LP, West Plant Project-Series A (CS: Flint Hills Resources LP)
8,000,000	0.070%, 07/01/2029 (Putable on 02/07/2014) (a)	8,000,000
		21,850,000

Utah-1.1%
	City of West Jordan Industrial Development Revenue, PenCo Products, Inc. (LOC: KeyBank N.A.)
1,860,000	0.390%, 04/01/2019 (Putable on 02/07/2014) (a)	1,860,000

Principal Amount	Security Description	Value

Washington-6.3%
	Port Bellingham Industrial Development Corp., Wood Stone Corp. (LOC: KeyBank N.A.)
$2,680,000	0.200%, 02/01/2027 (Putable on 02/07/2014) (a)	$2,680,000
	Seattle Housing Authority Revenue, Douglas Apartments (LOC: KeyBank N.A.)
1,870,000	0.200%, 06/01/2040 (Putable on 02/07/2014) (a)	1,870,000
	Washington Economic Development Finance Authority, Art & Theresa Mensonides-Series I (LOC: Wells Fargo Bank N.A.)
920,000	0.240%, 10/01/2016 (Putable on 02/07/2014) (a)	920,000
	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series E (LOC: KeyBank N.A.)
1,400,000	1.000%, 08/01/2033 (Putable on 02/07/2014) (a)	1,400,000
	Washington Economic Development Finance Authority, Belina Interiors, Inc.-Series F (LOC: KeyBank N.A.)
1,110,000	1.000%, 11/01/2023 (Putable on 02/07/2014) (a)	1,110,000
	Washington Economic Development Finance Authority, Wesmar Co., Inc. Project-Series F (LOC: U.S. Bank N.A.)
2,745,000	0.190%, 07/01/2032 (Putable on 02/07/2014) (a)	2,745,000
		10,725,000

Wisconsin-6.1%
	City of Baraboo, Industrial Development Revenue, Series 2007, Teel Plastics, Inc., Project (LOC: BMO Harris Bank N.A.)
2,510,000	0.390%, 11/01/2042 (Putable on 02/07/2014) (a)	2,510,000
	Mequon Industrial Development Revenue, Gateway Plastics, Inc.-Series A (LOC: JPMorgan Chase Bank)
1,000,000	0.290%, 08/01/2026 (Putable on 02/07/2014) (a)	1,000,000
	Mequon Industrial Development Revenue, SPI Lighting (LOC: BMO Harris Bank N.A.)
1,585,000	0.390%, 12/01/2023 (Putable on 02/07/2014) (a)	1,585,000
	Milwaukee Redevelopment Authority, Kubin Nicholson Corp. Project-Series A (LOC: BMO Harris Bank N.A.)
500,000	0.390%, 08/01/2020 (Putable on 02/07/2014) (a)	500,000
	Rhinelander Industrial Development Revenue, Super Diesel/SDI Properties (LOC: JPMorgan Chase Bank)
925,000	0.350%, 07/01/2021 (Putable on 02/07/2014) (a)	925,000
	Village of Menomonee Falls Industrial Development Revenue, AJ Die-Namics Project (LOC: BMO Harris Bank N.A.)
2,825,000	0.390%, 11/01/2036 (Putable on 02/07/2014) (a)	2,825,000
	Wausau Industrial Development Revenue, Apogee Enterprises, Inc. (LOC: Comerica Bank)
1,000,000	0.210%, 03/01/2022 (Putable on 02/07/2014) (a)	1,000,000
		10,345,000

	Total Municipal Bonds (Cost $168,647,097)	168,647,097

Shares

Money Market Funds-0.3%

533,320	BlackRock Liquidity Funds: MuniCash Portfolio, 0.01%	533,320

	Total Money Market Funds (Cost $533,320)	533,320

	Total Investments (Cost $169,180,417)-100.0%	169,180,417
	Other Assets in Excess of Liabilities-0.0%*	470

	TOTAL NET ASSETS 100.0%	$169,180,887

Percentages are stated as a percent of net assets.

* Amount is less than 0.05%.

(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2014.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 4.7% of the Fund’s net assets.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

CS-Credit Support

LOC-Letter of Credit

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

Alpine High Yield Managed Duration Municipal Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Principal	Security
Amount	Description	Value

Municipal Bonds-100.1%

Alabama-1.3%
	Jefferson County Ltd. Obligation School Warrants-Series A
$15,000	5.250%, 01/01/2015	$15,086
	Jefferson County Ltd. Obligation School Warrants-Series A
250,000	5.250%, 01/01/2017	252,050
		267,136

California-1.5%
	Foothill-Eastern Transportation Corridor Agency, CA Toll Road Revenue
300,000	5.850%, 01/15/2023	303,000

Colorado-1.2%
	Colorado Health Facilities Authority Revenue, Covenant Retirement Communities, Inc.-Series B
250,000	3.150%, 12/01/2018	248,443

Florida-3.6%
	City of Atlantic Beach, Health Care Facilities Revenue Naval CCRF-Series A
200,000	5.000%, 11/15/2021	212,830
	City Of Tampa, Solid Waste System Revenue (CS: Assured Guaranty Municipal)
200,000	5.000%, 10/01/2020	220,788
	Collier County Industrial Development Authority Continuing Care Community Revenue, Arlington Of Naples Project-Series B-1
300,000	6.875%, 05/15/2021	300,825
		734,443

Guam-1.3%
	Guam International Airport Authority Revenue-Series C
250,000	5.000%, 10/01/2021	263,123

Idaho-1.0%
	Idaho Health Facilities Authority Revenue, The Terraces Boise Project-Series B-2
200,000	6.000%, 10/01/2021	200,324

Illinois-10.0%
	Chicago Board of Education, Dedicated Revenues (CS: Assured Guaranty Municipal)
155,000	5.000%, 12/01/2022	163,413
	City of Chicago-Series A
150,000	4.000%, 01/01/2019	158,477
	City of Chicago-Series A
210,000	4.000%, 01/01/2020	218,387
	Southwestern Development Authority Revenue, Memorial Group, Inc.
150,000	5.750%, 11/01/2019	152,105
	State of Illinois, General Obligation Refunding Bond
50,000	5.000%, 08/01/2021	56,413
	State of Illinois, General Obligation Refunding Bond-Series A (CS: NATL-RE)
1,090,000	5.250%, 10/01/2015	1,094,087
	Stephenson County Revenue (CS: AMBAC)
180,000	4.500%, 12/01/2020	180,302
		2,023,184

Principal	Security
Amount	Description	Value

Indiana-2.5%
	City of Valparaiso Exempt Facilities Revenue, Pratt Paper LLC Project
$250,000	5.875%, 01/01/2024	$259,588
	Indiana Finance Authority Revenue, King’s Daughters Hospital & Health Services
225,000	5.000%, 08/15/2020	238,475
		498,063

Iowa-1.7%
	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fert. Co.
350,000	5.000%, 12/01/2019	345,461

Kansas-1.4%
	Overland Park Development Corp. Revenue, Second Tier Convention Center Hotel-Series B (CS: AMBAC)
280,000	5.125%, 01/01/2022	283,942

Louisiana-1.2%
	Parish of State Charles, Gulf Opportunity Zone Revenue, Valero Energy Corp.
250,000	4.000%, 12/01/2040 (Putable on 06/01/2022) (a)	252,143

Massachusetts-3.2%
	Massachusetts Development Finance Agency Revenue, North Hills Communities-Series B-3
200,000	4.000%, 11/15/2017	200,170
	Massachusetts Port Authority Facilities Revenue, Delta Air Lines, Inc. Project-Series A (CS: AMBAC)
450,000	5.000%, 01/01/2021	444,811
		644,981

Michigan-6.9%
	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE)
150,000	5.000%, 07/01/2014	150,076
	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE)
50,000	5.000%, 07/01/2015	50,085
	City of Detroit, Sewage Disposal System Revenue-Series B (CS: NATL-RE)
180,000	5.500%, 07/01/2015	182,002
	City of Detroit, Water Supply System Revenue-Series A (CS: NATL-RE)
100,000	6.000%, 07/01/2015	101,580
	Michigan Finance Authority, St. AID Revenue-Series C
500,000	4.375%, 08/20/2014	504,570
	Michigan Strategic Fund Revenue, United Methodist Retirement Communities, Inc. Project
200,000	5.125%, 11/15/2025	199,722
	Michigan Tobacco Settlement Finance Authority Revenue-Series A
250,000	5.125%, 06/01/2022	213,425
		1,401,460

Minnesota-3.2%
	City of Minneapolis, Health Care Facilities Refunding Revenue Bonds, Providence Project-Series A
345,000	5.500%, 10/01/2014	345,593
	City of Oak Park Heights, Nursing Home Revenue, Boutwells Landing Care Center Project
300,000	4.000%, 02/01/2020	302,385
		647,978

Principal	Security
Amount	Description	Value

New Jersey-4.0%
	New Jersey Economic Development Authority Revenue, Private Activity- The Goethals Bridge Replacement Project
$125,000	5.250%, 01/01/2025	$136,921
	New Jersey Tobacco Settlement Financing Corp. Revenue-Series A
450,000	4.500%, 06/01/2023	422,176
	Township of Irvington, General Obligation Notes
250,000	2.250%, 06/20/2014	250,508
		809,605

New York-4.7%
	New Jersey Dormitory Authority Revenue, Orange Regional Medical Center
300,000	6.000%, 12/01/2016	302,133
	New York City Industrial Development Agency Revenue, American Airlines, Inc.
140,000	7.500%, 08/01/2016	148,778
	Rockland County, Revenue Anticipation Notes-Series B
500,000	1.750%, 06/27/2014	501,940
		952,851

Ohio-3.0%
	Buckeye Ohio Tobacco Settlement Financing Authority Revenue-Series A
250,000	5.125%, 06/01/2024	210,218
	City of Cleveland, Airport Special Revenue, Continental Airlines, Inc.
230,000	5.700%, 12/01/2019	230,018
	Ohio Air Quality Development Authority Revenue, AK Steel Corp. Project
200,000	6.750%, 06/01/2024	163,482
		603,718

Oklahoma-2.7%
	Tulsa Airports Improvement Trust Revenue, American Airlines, Inc.
400,000	6.250%, 06/01/2020	401,992
	Tulsa Industrial Authority Revenue-Series A (CS: NATL-RE)
140,000	6.000%, 10/01/2016	147,560
		549,552

Pennsylvania-2.3%
	Allegheny County Industrial Development Authority Revenue, Environmental Improvement Revenue Bonds, US Steel Corp.
50,000	6.500%, 05/01/2017	52,486
	City of Philadelphia, Gas Works Revenue, Ninth Series
100,000	4.000%, 08/01/2014	101,756
	Indiana County Hospital Authority Revenue, Regional Medical Center-Series A
100,000	5.000%, 06/01/2023	102,541
	Pennsylvania Economic Development Financing Authority Revenue, Colver Project-Series F (CS: AMBAC)
200,000	5.000%, 12/01/2015	204,602
		461,385

Puerto Rico-21.1%
	Commonwealth of Puerto Rico Industrial Development Company Revenue-Series B (CS: NATL-RE)
195,000	5.375%, 07/01/2016	191,061
	Commonwealth of Puerto Rico, General Obligation Bonds (CS: Assured Guaranty Municipal)
15,000	5.250%, 07/01/2016	15,270
	Commonwealth of Puerto Rico, General Obligation Bonds (CS: NATL-RE)
100,000	6.000%, 07/01/2015	99,986

Principal	Security
Amount	Description	Value

$150,000	6.000%, 07/01/2016	$149,967
	Commonwealth of Puerto Rico, General Obligation Bonds
250,000	6.500%, 07/01/2014	251,047
	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: Assured Guaranty Municipal)
300,000	5.000%, 07/01/2017	299,058
	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE)
75,000	5.500%, 07/01/2014	75,220
	Commonwealth of Puerto Rico, General Obligation Bonds-Series A (CS: NATL-RE)
425,000	5.500%, 07/01/2016	416,415
	Government Development Bank for Puerto Rico Revenue (CS: NATL-RE)
285,000	4.750%, 12/01/2015	279,260
	Puerto Rico Electric Power-Series ZZ
200,000	5.000%, 07/01/2014	196,542
	Puerto Rico Electric Power Authority-Series JJ (CS: NATL-RE)
180,000	5.250%, 07/01/2014	180,349
	Puerto Rico Electric Power Authority-Series LL (CS: NATL-RE)
200,000	5.500%, 07/01/2017	193,944
	Puerto Rico Electric Power Authority-Series OO (CS: NATL-RE)
200,000	5.000%, 07/01/2014	200,190
	Puerto Rico Electric Power Authority-Series WW
200,000	5.250%, 07/01/2014	196,606
	Puerto Rico Highways & Transportation Authority Revenue
430,000	5.250%, 07/01/2015	375,227
	Puerto Rico Highways & Transportation Authority Revenue (CS: NATL-RE)
280,000	5.500%, 07/01/2015	279,975
	Puerto Rico Highways & Transportation Authority Revenue-Series W (CS: NATL-RE)
25,000	5.500%, 07/01/2015	24,622
	Puerto Rico Infrastructure Financing Authority Special Tax Revenue-Series C (CS: AMBAC)
270,000	5.500%, 07/01/2014	268,888
	Puerto Rico Municipal Finance Agency Revenue-Series A (CS:Assured Guaranty Municipal)
100,000	5.250%, 08/01/2014	100,081
	Puerto Rico Municipal Finance Agency Revenue-Series B (CS: Assured Guaranty Municipal)
360,000	5.000%, 07/01/2014	361,235
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series C
120,000	5.750%, 07/01/2018	95,977
	Puerto Rico Public Buildings Authority Revenue, Government Facilities-Series M
20,000	5.750%, 07/01/2014	19,996
		4,270,916

Rhode Island-1.8%
	Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing-Care New England-Series A
100,000	5.000%, 09/01/2021	104,942
	Rhode Island Tobacco Settlement Financing Corp. Revenue-Series 2002-A, Class A
250,000	6.000%, 06/01/2023	250,090
		355,032

Principal	Security
Amount	Description	Value

South Carolina-0.4%
	South Carolina Jobs-Economic Development Authority Revenue, Palmetto Health
$65,000	5.000%, 08/01/2019	$72,755

Tennessee-1.9%
	Tennessee Energy Acquisition Corp. Revenue-Series A (CS: Goldman Sachs & Co.)
345,000	5.250%, 09/01/2018	385,113

Texas-5.1%
	City of Houston Airport System Revenue, Special Facilities Continental Airlines-Series B
250,000	6.125%, 07/15/2017	250,012
	Harris County Cultural Education Facilities Finance Corp. Revenue, Willow Winds Project-Series A
200,000	5.000%, 10/01/2023	207,908
	Port of Port Arthur Texas Navigation District Revenue, Motiva Enterprises-Series A
200,000	0.420%, 12/01/2039 (Putable on 01/31/2014)	200,000
	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.)
80,000	5.500%, 08/01/2022	90,658
	SA Energy Acquisition Public Facility Corp. Revenue, Gas Supply Revenue (CS: Goldman Sachs & Co.)
50,000	5.500%, 08/01/2023	56,041
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue, Sr. Lien-Series D (CS: Merrill Lynch)
200,000	6.250%, 12/15/2026	235,600
		1,040,219

Utah-2.7%
	Utah Charter School Finance Authority Revenue, George Washington Academy-Series A
250,000	6.375%, 07/15/2018	259,010
	Utah County Environmental Improvement Revenue, US Corp. Project
275,000	5.375%, 11/01/2015	279,375
		538,385

Vermont-2.0%
	Vermont Student Assistance Corp. Education Loan Revenue-Series A
400,000	3.000%, 06/15/2019	402,164

Virginia-1.2%
	Virginia Housing Development Authority Revenue-Series A
250,000	4.500%, 01/01/2018	250,185

Washington-2.1%
	Washington Housing Finance Commission Revenue, Presbyterian Retirement Communities Northwest Project
230,000	5.000%, 01/01/2023	230,644
	Washington Housing Finance Commission, Rockwood Retirement Communities Project-Series B-1
200,000	5.875%, 01/01/2021	200,000
		430,644

Wisconsin-5.1%
	Wisconsin Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc.,-Series A
115,000	2.000%, 08/15/2014	115,151
	Wisconsin Health & Educational Facilities Authority Revenue, Fort Healthcare, Inc., Project
650,000	5.375%, 05/01/2018	655,850

Principal	Security
Amount	Description	Value

	Wisconsin Public Finance Authority Revenue, Roseman University of Health Sciences Project
$250,000	5.000%, 04/01/2022	$257,065
		1,028,066

	Total Municipal Bonds (Cost $20,314,341)	20,264,271

Short-Term Investments-0.1%

20,591	Federated Municipal Obligation Fund, 0.01%	20,591

	Total Short-Term Investments (Cost $20,591)	20,591

	Total Investments (Cost $20,334,932)-100.2%	20,284,862
	Liabilities in Excess of Other Assets-(0.2)%	(43,621)

	TOTAL NET ASSETS 100.0%	$20,241,241

Percentages are stated as a percent of net assets.

(a) Variable Rate Security—The rate reported is the rate in effect as of January 31, 2014.

AMBAC-American Municipal Bond Assurance Corp.

CS-Credit Support

LOC-Letter of Credit

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SPA-Standby Purchase Agreement

Alpine Income Trust

Notes to Schedule of Portfolio of Investments

January 31, 2014 (Unaudited)

1.	Organization:

Alpine Income Trust (the “Income Trust”) was organized in 2002 as a Delaware Statutory Trust, and is registered under the 1940 Act, as an open-end management investment company. The Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund are three separate funds of the Income Trust. The Alpine Municipal Money Market Fund, Alpine Ultra Short Tax Optimized Income Fund and Alpine High Yield Managed Duration Municipal Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees (“Board”). In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds’ may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized

Alpine Income Trust

Notes to Schedule of Portfolio of Investments

January 31, 2014 (Unaudited)

matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices.

The Municipal Money Market Fund values its investments at amortized cost, which approximates market value. Pursuant to Rule 2a-7 under the 1940 Act, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2014:

	Valuation Inputs
Alpine Municipal Money Market Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$168,647,097	$-	$168,647,097
Money Market Funds	-	533,320	-	533,320
Total	$-	$169,180,417	$-	$169,180,417

Alpine Ultra Short Tax Optimized Income Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$1,123,292,646	$-	$1,123,292,646
Money Market Funds	-	31,312	-	31,312
Total	$-	$1,123,323,958	$-	$1,123,323,958

Alpine High Yield Managed Duration Municipal Fund *	Level 1	Level 2	Level 3	Total Value
Municipal Bonds	$-	$20,264,271	$-	$20,264,271
Short-Term Investments	-	20,591	-	20,591
Total	$-	$20,284,862	$-	$20,284,862

* For detailed state descriptions, see accompanying Schedule of Portfolio Investments.

Alpine Income Trust

Notes to Schedule of Portfolio of Investments

January 31, 2014 (Unaudited)

For the period January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is recorded. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for Federal income tax purposes at January 31, 2014 was as follows*:

Municipal Money Market Fund
Cost of investments	$169,180,417
Gross unrealized appreciation	-
Gross unrealized depreciation	-
Net unrealized appreciation	$ -

Ultra Short Tax Optimized Income Fund
Cost of investments	$1,124,007,634
Gross unrealized appreciation	627,106
Gross unrealized depreciation	(1,310,782)
Net unrealized depreciation	$(683,676)

High Yield Managed Duration Municipal Fund
Cost of investments	$20,334,932
Gross unrealized appreciation	171,093
Gross unrealized depreciation	(221,163)
Net unrealized depreciation	$(50,070)

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders: The Municipal Money Market Fund declares and accrues dividends daily on each business day based upon the Fund’s net income, and pays dividends monthly Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. The Ultra Short Tax Optimized Income Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. The High Yield Managed Duration Fund declares, accrues and pays monthly dividends based upon the Fund’s net investment income. Net realized capital gains, if any, may be declared and paid annually at the end of the Fund’s fiscal year in which they have been earned.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax- basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date      March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date      March 28, 2014

By (Signature and Title)*    /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date      March 28, 2014

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.